Financial assets and liabilities - Reconciliation assets and liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Financial assets at beginning of period	€ 14,954
Financial assets at end of period	15,799	€ 14,954
Financial liabilities
Financial liabilities at beginning of period	(8,901)
Financial liabilities at end of period	(9,228)	(8,901)
Financial assets at fair value, class | Level 3
Financial assets
Financial assets at beginning of period	779	823
Net gains/(losses) in income statement	40	(76)
Additions	96	56
Deductions	(45)	(24)
Transfers out of level 3	(5)	0
Other movements	0	0
Financial assets at end of period	865	779
Financial liabilities at fair value, class | Level 3
Financial liabilities
Financial liabilities at beginning of period	(499)	(550)
Net gains/(losses) in income statement	(25)	31
Additions	(13)	0
Deductions	16	19
Transfers out of Level 3	0	0
Other movements	(12)	1
Financial liabilities at end of period	€ (533)	€ (499)